Summary of Significant Accounting Policies (Details) (USD $)	9 Months Ended		12 Months Ended
	Apr. 30, 2014	Apr. 30, 2013	Jul. 31, 2013	Jul. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Allowance for Doubtful Accounts Receivable			$ 0	$ 0
Impairment of Long-Lived Assets Held-for-use			551,000
Incremental Common Shares Attributable to Call Options and Warrants			1,877,876	1,757,283
Deferred Revenue				273,000
Reduction of deferred revenue				66,000
Inventories	$ 22,000	$ (80,000)	$ (149,000)	$ (207,000)